FAIR VALUE MEASUREMENTS - Unobservable inputs for Exchange Note (Details) - Exchange Note	Dec. 31, 2023 Y $ / shares	Nov. 21, 2023 Y $ / shares
Risk-free interest rate
Unobservable inputs
Measurement input of notes payable	0.0521	0.0548
Expected term (years)
Unobservable inputs
Measurement input of notes payable | Y	0.71	0.61
Volatility
Unobservable inputs
Measurement input of notes payable	0.95	0.96
Stock price
Unobservable inputs
Measurement input of notes payable | $ / shares	2.00	2.00
Debt discount rate
Unobservable inputs
Measurement input of notes payable	0.4754	0.4917
Probability of completing a business combination by March 31, 2024
Unobservable inputs
Measurement input of notes payable	0.80	0.80